GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3)	Dec. 31, 2022 USD ($)
GOODWILL AND OTHER INTANGIBLE ASSETS
2023	$ 1,025,042
2024	838,140
2025	838,140
2026	259,547
2027	0
2028	0
2029	$ 0